CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Calamos Investment Trust (1933 Act File No. 33-19228; 1940 Act File No. 811-5443) (“Registrant”) hereby certifies that: (a) the form of prospectuses that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 90 (“Amendment No. 90”) to the Registrant’s Registration Statement; (b) the form of statement of additional information that would have been filed under Rule 497(c) under the 1933 Act would not have differed from that contained in Amendment No. 90 to the Registrant’s Registration Statement and (c) that Amendment No. 90 was filed electronically.

Dated: March 6, 2014	By:	/s/ J. Christopher Jackson
J. Christopher Jackson
Vice President and Secretary